ACQUISITIONS AND DIVESTITURES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended				3 Months Ended		3 Months Ended		3 Months Ended		3 Months Ended		3 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Aujan Industries Trademark owner [Member]	Dec. 31, 2010 Coca-Cola Enterprises Inc.'s ("CCE") North American business	Oct. 02, 2010 Coca-Cola Enterprises Inc.'s ("CCE") North American business	Dec. 31, 2010 Coca-Cola Enterprises Inc.'s ("CCE") North American business Performance share units	Oct. 02, 2010 Coca-Cola Enterprises Inc.'s ("CCE") North American business Performance share units	Dec. 31, 2010 Coca-Cola Enterprises Inc.'s ("CCE") North American business Stock Options	Oct. 02, 2010 Coca-Cola Enterprises Inc.'s ("CCE") North American business Stock Options	Dec. 31, 2010 Coca-Cola Enterprises Inc.'s ("CCE") North American business Restricted share units	Oct. 02, 2010 Coca-Cola Enterprises Inc.'s ("CCE") North American business Restricted share units	Dec. 31, 2010 Coca-Cola Enterprises Inc.'s ("CCE") North American business Restricted stock	Oct. 02, 2010 Coca-Cola Enterprises Inc.'s ("CCE") North American business Restricted stock	Dec. 31, 2012 Aujan bottling and distribution company [Member]	Dec. 31, 2012 Investment in Aujan Industries [Member]	Dec. 31, 2010 CCE's North American business
Acquisition and investment activities
Equity Method Investment, Ownership Percentage				50.00%											49.00%
Replacement awards and the estimated fair value of those awards
Number of shares, options and units issued					14.9		3.3		9.6		1.6		0.4
Estimated Fair Value						$ 363		$ 192		$ 109		$ 50		$ 12
Replacement share-based payment awards related to services rendered prior to the business combination					237
Replacement share-based payment awards related to services rendered prior to the business combination, net of tax					154
Percent of target used to convert each CCE performance share unit ("PSU") into an adjusted PSU of The Coca-Cola Company (as a percent)						100.00%
Purchase price for acquisition
Fair value of our equity investment in CCE						5,373
Cash paid at closing						1,368
Fair value of share-based payment awards						154
Total purchase price						6,895										980
Acquisitions and Investments, Principally Beverage and Bottling Companies and Trademarks	1,535	977	2,511													820
Accelerated Share-based Compensation Expense																	$ 74